Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Valuation Allowance [Line Items]
Effective tax rate	(0.06%)	(0.04%)
Statutory income tax rate	21.00%	21.00%
Valuation allowance	$ (7,509)	$ (14,220)
U.S. Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	19,294
State
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	$ 4,618